Consolidated Statements of Changes in Equity - USD ($)		Common Stock [Member] Alpha Time Acquisition Corp [Member]	Common Stock [Member]		Additional Paid-in Capital [Member] Alpha Time Acquisition Corp [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Alpha Time Acquisition Corp [Member]	Retained Earnings [Member]	ShareHolders Equity [Member] Alpha Time Acquisition Corp [Member]	Subscription Receivable [Member]	AOCI Attributable to Parent [Member]	Alpha Time Acquisition Corp [Member]	Total
Balance at Dec. 31, 2021		$ 173			$ 24,827		$ (9,018)		$ 15,982
Balance, shares at Dec. 31, 2021		1,725,000
Net income (loss)							(784)		(784)			$ (784)
Balance at Dec. 31, 2022		$ 173			24,827		(9,802)		15,198			15,198
Balance, shares at Dec. 31, 2022		1,725,000
Balance at Mar. 31, 2022			$ 10,000			$ 790,936		$ (704,137)		$ (10,000)	$ 2,551		$ 89,350
Balance, shares at Mar. 31, 2022	[1]		10,000
Net income (loss)								(178,142)					(178,142)
Issue of ordinary shares										1			1
Contribution to additional paid in capital						269,373							269,373
Accumulated other comprehensive loss											(671)		(671)
Balance at Mar. 31, 2023		$ 214	$ 10,000			1,060,309	(2,224,433)	(882,279)		(9,999)	1,880	(2,224,219)	179,911
Balance, shares at Mar. 31, 2023		2,134,200	10,000	[1]
Balance at Dec. 31, 2022		$ 173			24,827		(9,802)		15,198			15,198
Balance, shares at Dec. 31, 2022		1,725,000
Net income (loss)							524,743					524,743
Issue of ordinary shares		$ 600			59,999,400							60,000,000
Issuance of ordinary shares through public offering, shares		6,000,000
Overallotment of ordinary shares		$ 90			8,999,910							9,000,000
Overallotment of ordinary shares, shares		900,000
Issuance of ordinary shares for Private Units		$ 37			3,704,963							3,705,000
Issuance of ordinary shares for Private Units, shares		370,500
Overallotment of Private Units		$ 4			386,996							387,000
Overallotment of Private Units, shares		38,700
Sale of Unit Purchase Option					10,781							10,781
Underwriting discount					(1,612,500)							(1,612,500)
Deferred underwriting commission					(2,415,000)							(2,415,000)
Deduction for other offering costs					(865,199)							(865,199)
Initial measurement of ordinary shares subject to redemption under ASC 480-10-S99 against additional paid-in capital		$ (690)			(67,274,310)							(67,275,000)
Initial measurement of ordinary shares subject to redemption under ASC 480-10-S99 against additional paid-in capital, shares		(6,900,000)
Allocation of offering costs to ordinary shares subject to redemption					4,770,382							4,770,382
Accretion of carrying value of redeemable shares					(7,737,382)							(7,737,382)
Transfer of negative APIC to accumulated deficit					2,007,132		(2,007,132)
Subsequent measurement of ordinary shares subject to possible redemption							(732,242)					(732,242)
Balance at Mar. 31, 2023		$ 214	$ 10,000			1,060,309	(2,224,433)	(882,279)		(9,999)	1,880	(2,224,219)	179,911
Balance, shares at Mar. 31, 2023		2,134,200	10,000	[1]
Balance at Dec. 31, 2022		$ 173			24,827		(9,802)		15,198			15,198
Balance, shares at Dec. 31, 2022		1,725,000
Net income (loss)												1,712,827
Balance at Sep. 30, 2023		$ 214					(2,482,950)					(2,482,736)
Balance, shares at Sep. 30, 2023		2,134,200
Balance at Dec. 31, 2022		$ 173			24,827		(9,802)		15,198			15,198
Balance, shares at Dec. 31, 2022		1,725,000
Net income (loss)							1,941,118		1,941,118			1,941,118
Issue of ordinary shares		$ 600			59,999,400				60,000,000
Issuance of ordinary shares through public offering, shares		6,000,000
Overallotment of ordinary shares		$ 90			8,999,910				9,000,000
Overallotment of ordinary shares, shares		900,000
Issuance of ordinary shares for Private Units		$ 37			3,704,963				3,705,000
Issuance of ordinary shares for Private Units, shares		370,500
Overallotment of Private Units		$ 4			386,996				387,000
Overallotment of Private Units, shares		38,700
Sale of Unit Purchase Option					10,781				10,781
Underwriting discount					(1,612,500)				(1,612,500)
Deferred underwriting commission					(2,415,000)				(2,415,000)
Deduction for other offering costs					(865,199)				(865,199)
Initial measurement of ordinary shares subject to redemption under ASC 480-10-S99 against additional paid-in capital		$ (690)			(67,274,310)				(67,275,000)
Initial measurement of ordinary shares subject to redemption under ASC 480-10-S99 against additional paid-in capital, shares		(6,900,000)
Allocation of offering costs to ordinary shares subject to redemption					4,770,382				4,770,382
Accretion of carrying value of redeemable shares					(7,737,382)				(7,737,382)
Transfer of negative APIC to accumulated deficit					2,007,132		(2,007,132)
Subsequent measurement of ordinary shares subject to possible redemption							(3,820,199)		(3,820,199)
Balance at Dec. 31, 2023		$ 214					(3,896,015)		(3,895,801)			(3,895,801)
Balance, shares at Dec. 31, 2023		2,134,200
Balance at Mar. 31, 2023		$ 214	$ 10,000			1,060,309	(2,224,433)	(882,279)		(9,999)	1,880	(2,224,219)	179,911
Balance, shares at Mar. 31, 2023		2,134,200	10,000	[1]
Net income (loss)							701,529					701,529
Subsequent measurement of ordinary shares subject to possible redemption							(841,820)					(841,820)
Balance at Jun. 30, 2023		$ 214					(2,364,724)					(2,364,510)
Balance, shares at Jun. 30, 2023		2,134,200
Balance at Mar. 31, 2023		$ 214	$ 10,000			1,060,309	(2,224,433)	(882,279)		(9,999)	1,880	(2,224,219)	179,911
Balance, shares at Mar. 31, 2023		2,134,200	10,000	[1]
Net income (loss)								18,206					18,206
Accumulated other comprehensive loss											467		467
Collection of stock subscription receivable										9,999			9,999
Balance at Mar. 31, 2024		$ 214	$ 10,000			1,060,309	(4,405,918)	(864,073)			2,347	(4,405,704)	208,583
Balance, shares at Mar. 31, 2024		2,134,200	10,000	[1]
Balance at Jun. 30, 2023		$ 214					(2,364,724)					(2,364,510)
Balance, shares at Jun. 30, 2023		2,134,200
Net income (loss)							486,555					486,555
Subsequent measurement of ordinary shares subject to possible redemption							(604,781)					(604,781)
Balance at Sep. 30, 2023		$ 214					(2,482,950)					(2,482,736)
Balance, shares at Sep. 30, 2023		2,134,200
Balance at Dec. 31, 2023		$ 214					(3,896,015)		(3,895,801)			(3,895,801)
Balance, shares at Dec. 31, 2023		2,134,200
Net income (loss)							442,265					442,265
Subsequent measurement of ordinary shares subject to possible redemption							(952,168)					(952,168)
Balance at Mar. 31, 2024		$ 214	$ 10,000			1,060,309	(4,405,918)	(864,073)			2,347	(4,405,704)	208,583
Balance, shares at Mar. 31, 2024		2,134,200	10,000	[1]
Balance at Dec. 31, 2023		$ 214					(3,896,015)		$ (3,895,801)			(3,895,801)
Balance, shares at Dec. 31, 2023		2,134,200
Net income (loss)												1,232,002
Balance at Sep. 30, 2024		$ 214					(5,251,548)					(5,251,334)
Balance, shares at Sep. 30, 2024		2,134,200
Balance at Mar. 31, 2024		$ 214	$ 10,000			$ 1,060,309	(4,405,918)	$ (864,073)			$ 2,347	(4,405,704)	$ 208,583
Balance, shares at Mar. 31, 2024		2,134,200	10,000	[1]
Net income (loss)							385,370					385,370
Subsequent measurement of ordinary shares subject to possible redemption							(840,837)					(840,837)
Balance at Jun. 30, 2024		$ 214					(4,861,385)					(4,861,171)
Balance, shares at Jun. 30, 2024		2,134,200
Net income (loss)							404,367					404,367
Subsequent measurement of ordinary shares subject to possible redemption							(794,530)					(794,530)
Balance at Sep. 30, 2024		$ 214					$ (5,251,548)					$ (5,251,334)
Balance, shares at Sep. 30, 2024		2,134,200

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization as of the issuance date of this report.